Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Villere Balanced Fund | Villere Balanced Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	2.02%	10.66%	(19.59%)	7.16%	10.99%	21.85%	(5.98%)	9.13%	9.99%	(8.24%)
Villere Equity Fund | Villere Equity Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	1.50%	11.31%	(24.48%)	5.76%	14.76%	24.50%	(6.98%)	7.34%	10.49%	(11.19%)

[1]	The Balanced Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2025 was 3.78%.
[2]	The Equity Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2025 was 0.54%.